Loans and Financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 3,678,444		R$ 3,188,531		R$ 3,142,383
Funding	1,891,954		134,313		263,000
Charges	391,522		197,616		183,265
Monetary and exchange variations	20,600		41,357		37,058
Amortization - principal	(1,000,319)		(202,577)		(253,700)
Payment - charges	(337,455)		(193,421)		(183,475)
Effect of acquisition of control of Vilas Complex (Note 1.1.1)	25,398		514,272
(-) Transaction costs	(19,781)		(1,647)
Balance as of December 31, 2022	4,650,363		3,678,444		3,188,531
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	150,572	[1]	140,337		108,983
Funding
Charges	953		6,218		6,928
Monetary and exchange variations	(14,378)		10,266		31,189
Amortization - principal	(134,894)
Payment - charges	(2,253)		(6,249)		(6,763)
Effect of acquisition of control of Vilas Complex (Note 1.1.1)
(-) Transaction costs
Balance as of December 31, 2022		[1]	150,572	[1]	140,337
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	3,527,872		3,048,194		3,033,400
Funding	1,891,954		134,313		263,000
Charges	390,569		191,398		176,337
Monetary and exchange variations	34,978		31,091		5,869
Amortization - principal	(865,425)		(202,577)		(253,700)
Payment - charges	(335,202)		(187,172)		(176,712)
Effect of acquisition of control of Vilas Complex (Note 1.1.1)	25,398		514,272
(-) Transaction costs	(19,781)		(1,647)
Balance as of December 31, 2022	R$ 4,650,363		R$ 3,527,872		R$ 3,048,194

[1]	On March 10, 2022, the debt was redeemed in advance, net of the collateral and escrow deposits.